Contractual Maturities of Long-term Debt (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Instrument [Line Items]
2012	¥ 961,550
2013	872,224
2014	749,520
2015	1,090,918
2016	1,092,532
2017 and thereafter	4,186,752
Total	¥ 8,953,496	¥ 8,482,434